CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Other Income (Expense):
Net loss
Net loss per unit, basic and diluted		$ (0.00)
Weighted Average Number of Shares Outstanding, Basic and Diluted	[1]	6,875,000
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Revenue		$ 149,208,000	$ 135,811,000	$ 419,762,000	$ 410,377,000
Costs and Expenses:
Cost of revenue (exclusive of amortization and depreciation)		143,111,000	129,738,000	402,385,000	393,673,000
Sales and marketing		3,808,000	3,564,000	10,604,000	10,729,000
Product development		4,827,000	3,659,000	13,350,000	10,893,000
General and administrative		11,561,000	9,842,000	34,968,000	28,623,000
Amortization and depreciation		1,344,000	1,477,000	4,958,000	4,840,000
Total Costs and Expenses		164,651,000	148,280,000	466,265,000	448,758,000
Loss from Operations		(15,443,000)	(12,469,000)	(46,503,000)	(38,381,000)
Other Income (Expense):
Interest earned			1,000	2,000	7,000
Gain on forgiveness of debt				10,900,000
Other expense		(326,000)	(272,000)	(730,000)	(730,000)
Interest expense		(2,611,000)	(2,098,000)	(7,461,000)	(5,848,000)
Total Other Income (Expense)		(2,937,000)	(2,369,000)	2,711,000	(6,571,000)
Loss Before Income Tax Benefit		(18,380,000)	(14,838,000)	(43,792,000)	(44,952,000)
Income tax benefit		(252,000)	(362,000)	(961,000)	(1,082,000)
Net loss		$ (18,128,000)	$ (14,476,000)	$ (42,831,000)	$ (43,870,000)
Net loss per unit, basic and diluted		$ (0.54)	$ (0.45)	$ (1.30)	$ (1.35)
Weighted Average Number of Shares Outstanding, Basic and Diluted		33,470,258	32,426,264	32,893,635	32,426,264

[1]	Excluded an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).